Fair Value Measurements (Tables)	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Fair Value Measurements
Schedule of company's financial assets and liabilities that are measured at fair value on a recurring basis

		Significant	Significant
	Quoted Prices	Other	Other
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Investments held in Trust Account:
U.S. Treasury Securities(1)	$344,931,000	$—	$—
Derivative warrant liabilities:
Private placement warrants			$16,236,000
Public warrants			$26,047,500
(1)	Excludes $79,316 of investments in an open-ended money market fund, in which the Company uses NAV as a practical expedient to fair value.

	Fair Value Measured as of June 30, 2021
	Level 1	Level 2	Level 3
Liabilities:
Derivative warrant liabilities - Public warrants	$31,050,000	$—	$—
Derivative warrant liabilities - Private placement warrants	—	—	20,394,000
Total fair value	$376,097,393	$—	$20,394,000

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account – U.S. Treasury Securities (1)	$344,931,000	$—	$—
Liabilities:
Derivative warrant liabilities – Public warrants	—	—	26,047,500
Derivative warrant liabilities – Private placement warrants	—	—	16,236,000
Total fair value	$344,931,000	$—	$42,283,500

Schedule of change in the fair value of the derivative warrant liabilities measured with Level 3 inputs

Derivative warrant liabilities as of November 30, 2020	$26,115,000
Change in fair value of derivative warrant liabilities	16,168,500
Derivative warrant liabilities as of December 31, 2020	$42,283,500

Derivative warrant liabilities as of January 1, 2021	$42,283,500
Transfer of Public Warrants from Level 3	(26,047,500)
Change in fair value of derivative warrant liabilities	4,653,000
Derivative warrant liabilities as of March 31, 2021	$20,889,000
Change in fair value of derivative warrant liabilities	(495,000)
Derivative warrant liabilities as of June 30, 2021	$20,394,000

Schedule of quantitative information regarding Level 3 fair value measurements

	As of	As of
	November 30, 2020	December 31, 2020
Stock Price	$9.33 – $10.00	$9.91 – $10.80
Option term (in years)	5.00	5.00
Volatility	25%	25%
Risk-free interest rate	0.36% – 0.45%	0.36% – 0.44%
Dividend yield	0%	0%
Business combination probability	70%	85%

	As of	As of
	June 30,	December 31,
	2021	2021
Stock Price	9.99	$9.91-$10.80
Option term (in years)	5.00	5.00
Volatility	28%	27.5%
Risk-free interest rate	0.87%	0.36%-0.44%
Dividend yield	0%	0%
Business combination probability	100%	85%